Segment Information (Details) - Schedule of Revenue by Market - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Market [Line Items]
Total Revenue		$ 29,797,282	$ 18,903,711
KSA [Member[
Schedule of Revenue by Market [Line Items]
Total Revenue		8,666,652	2,930,379
UAE [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		5,679,127	4,286,444
Egypt [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		5,089,050	6,976,960
Kuwait [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		3,079,107	250,041
Qatar [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		1,679,568	141,878
Lebanon [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		1,404,887	1,588,373
Jordan [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		559,921	551,497
Morocco [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue		352,928	537,996
Others [Member]
Schedule of Revenue by Market [Line Items]
Total Revenue	[1]	$ 3,286,042	$ 1,640,143

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.